Exhibit 99
Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	October 2012
Payment Date	11/15/2012
Transaction Month	10
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,647,026,558.63	73,859	58.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$340,400,000.00	0.44878%	February 15, 2013
Class A-2 Notes	$454,500,000.00	0.620%	September 15, 2014
Class A-3 Notes	$547,800,000.00	0.840%	August 15, 2016
Class A-4 Notes	$157,160,000.00	1.150%	June 15, 2017
Class B Notes	$47,360,000.00	1.880%	August 15, 2017
Class C Notes	$31,570,000.00	2.400%	November 15, 2017
Class D Notes	$31,570,000.00	2.940%	July 15, 2018
Total	$1,610,360,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,384,088.93

Principal:
Principal Collections	$25,280,013.04
Prepayments in Full	$15,489,032.56
Liquidation Proceeds	$689,811.71
Recoveries	$8,399.78
Sub Total	$41,467,257.09
Collections	$45,851,346.02

Purchase Amounts:
Purchase Amounts Related to Principal	$58,641.29
Purchase Amounts Related to Interest	$323.10
Sub Total	$58,964.39

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$45,910,310.41

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	October 2012
Payment Date	11/15/2012
Transaction Month	10
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$45,910,310.41
Servicing Fee	$949,119.75	$949,119.75	$0.00	$0.00	$44,961,190.66
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$44,961,190.66
Interest - Class A-2 Notes	$141,336.24	$141,336.24	$0.00	$0.00	$44,819,854.42
Interest - Class A-3 Notes	$383,460.00	$383,460.00	$0.00	$0.00	$44,436,394.42
Interest - Class A-4 Notes	$150,611.67	$150,611.67	$0.00	$0.00	$44,285,782.75
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$44,285,782.75
Interest - Class B Notes	$74,197.33	$74,197.33	$0.00	$0.00	$44,211,585.42
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$44,211,585.42
Interest - Class C Notes	$63,140.00	$63,140.00	$0.00	$0.00	$44,148,445.42
Third Priority Principal Payment	$7,838,856.21	$7,838,856.21	$0.00	$0.00	$36,309,589.21
Interest - Class D Notes	$77,346.50	$77,346.50	$0.00	$0.00	$36,232,242.71
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$36,232,242.71
Regular Principal Payment	$31,570,000.00	$31,570,000.00	$0.00	$0.00	$4,662,242.71
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$4,662,242.71
Residuel Released to Depositor	$0.00	$4,662,242.71	$0.00	$0.00	$0.00
Total		$45,910,310.41

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$7,838,856.21
Regular Principal Payment					$31,570,000.00
Total					$39,408,856.21
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$39,408,856.21	$86.71	$141,336.24	$0.31	$39,550,192.45	$87.02
Class A-3 Notes	$0.00	$0.00	$383,460.00	$0.70	$383,460.00	$0.70
Class A-4 Notes	$0.00	$0.00	$150,611.67	$0.96	$150,611.67	$0.96
Class B Notes	$0.00	$0.00	$74,197.33	$1.57	$74,197.33	$1.57
Class C Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Class D Notes	$0.00	$0.00	$77,346.50	$2.45	$77,346.50	$2.45
Total	$39,408,856.21	$24.47	$890,091.74	$0.55	$40,298,947.95	$25.02

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	October 2012
Payment Date	11/15/2012
Transaction Month	10

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$273,554,013.13	0.6018790	$234,145,156.92	0.5151709
Class A-3 Notes	$547,800,000.00	1.0000000	$547,800,000.00	1.0000000
Class A-4 Notes	$157,160,000.00	1.0000000	$157,160,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,089,014,013.13	0.6762550	$1,049,605,156.92	0.6517829

Pool Information
Weighted Average APR	4.429%	4.416%
Weighted Average Remaining Term	50.86	50.00
Number of Receivables Outstanding	52,769	51,486
Pool Balance	$1,138,943,695.82	$1,097,031,379.85
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,089,627,902.98	$1,049,605,156.92
Pool Factor	0.6915151	0.6660678

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$16,470,265.59
Targeted Credit Enhancement Amount	$16,470,265.59
Yield Supplement Overcollateralization Amount	$47,426,222.93
Targeted Overcollateralization Amount	$47,426,222.93
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$47,426,222.93

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$16,470,265.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$16,470,265.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$16,470,265.59

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	October 2012
Payment Date	11/15/2012
Transaction Month	10

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		160	$394,817.37
(Recoveries)		28	$8,399.78
Net Losses for Current Collection Period			$386,417.59
Cumulative Net Losses Last Collection Period			$1,743,145.05
Cumulative Net Losses for all Collection Periods			$2,129,562.64

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.41%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.22%	602	$13,418,457.16
61-90 Days Delinquent	0.12%	56	$1,264,920.93
91-120 Days Delinquent	0.03%	13	$327,033.86
Over 120 Days Delinquent	0.02%	10	$202,699.53
Total Delinquent Receivables	1.39%	681	$15,213,111.48

Repossession Inventory:
Repossessed in the Current Collection Period		47	$1,226,847.11
Total Repossessed Inventory		57	$1,614,178.94

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3619%
Preceding Collection Period			0.2723%
Current Collection Period			0.4148%
Three Month Average			0.3497%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1407%
Preceding Collection Period			0.1554%
Current Collection Period			0.1534%
Three Month Average			0.1499%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: January 13, 2012

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer